Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
being recognized and is recorded in other current liabilities on the Company’s balance sheet. The Deferred revenue balances as of December 31, 2020 was recognized fully in the 2021 Predecessor Period due to the short-term nature of the customer contracts.
Note 6—Inventory
Inventory consists primarily of finished goods, raw materials and work in process, which are recorded at the lower of cost or net realizable value, which approximates first-in,
first-out
(“FIFO”) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their net recoverable amounts.
The Company’s inventory consisted of the following at December 31, 2021 (Successor) and 2020 (Predecessor):

	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)
Finished goods	$3,506	$1,819
Raw materials	4,967	2,277
Work in process	5,368	2,359
Tooling	605	338

	14,446	6,793
Allowance for obsolescence	(1,281)	(468)

Total	$13,165	$6,325